Nature of Business and Summary of Significant Accounting Policies - Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Point in time
Disaggregation of Revenue [Line Items]
Revenue (in percent)	37.00%	35.00%